Annual Total Returns- JPMorgan US Small Company Fund (L Shares) [BarChart] - L Shares - JPMorgan US Small Company Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.75%)	21.55%	40.61%	8.66%	(3.14%)	20.71%	8.97%	(12.08%)	22.15%	18.20%